SHORT-TERM NOTE AND LINES OF CREDIT (Details Narrative) - NATURALSHRIMP INCORPORATED [Member] - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2020	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Extraco Bank [Member] | Line of Credit Facility 1 [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maturity date	Apr. 30, 2021
Line of credit facility, maximum borrowing capacity	$ 372,675
Line of credit, interest rate	5.00%
Line of credit facility, remaining borrowing capacity				$ 372,675
Extraco Bank [Member] | Line of Credit Facility 2 [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maturity date	Apr. 30, 2021
Line of credit facility, maximum borrowing capacity	$ 200,000
Line of credit, interest rate	5.00%
Line of credit facility, current borrowing capacity	$ 177,778
Line of credit				177,778
Capital One Bank [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 50,000	$ 50,000
Line of credit, interest rate		31.625%	29.15%
Line of credit		$ 9,580	$ 9,580	9,580
Description of line of credit		The line of credit bears an interest rate of prime plus 25.9 basis points
Chase Bank [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 25,000	$ 25,000
Line of credit, interest rate		15.725%	13.25%
Line of credit		$ 10,237	$ 10,237	$ 10,237
Description of line of credit		The line of credit bears an interest rate of prime plus 10 basis points